Risk Administration (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other financial liabilities	$ 315,818,562	$ 270,635,594	$ 189,108,199
Financial assets	$ 703,249,231	$ 517,490,494
Percentage of entitys revenue	26.40%	(29.10%)
Percentage Of Entity Total Costs	62.00%	(64.00%)	61.00%
Foreign exchange gain (loss)	$ 2,551,823	$ (9,054,155)	$ 3,299,657
Percentage Increase Decrease In Exchange Rate	10.00%
Gains (losses) on exchange differences on translation, net of tax	$ 4,068,855	345,986	63,008
Gain Loss On Exchange Difference Net Of Tax, Hypothetical Effect On Net Income	(22,919,408)	(27,683,581)	(22,116,350)
Profit (loss) from operating activities	175,180,780	233,965,051	472,751,376
Reserve of exchange differences on translation	153,975,058	101,931,435	118,054,328
Finance costs	28,714,063	27,720,203	23,560,662
Profit (loss) before tax	143,603,276	185,621,574	458,211,348
Income From Indexation Units	$ (429,198)	$ (8,255,001)	$ 742,041
Cost Of Cans Percentage In Direct Costs	19.00%	17.00%	12.00%
Percentage of Grape Needs Acquire From Long-Term Agreements	16.00%	(19.00%)
Wine Cost Percentage in Direct Costs	59.00%	(60.00%)
Cost of sales, food and beverage	$ 757,097,886	$ 694,307,741	$ 650,386,343
Credit Worthiness Percentage	99.00%	(100.00%)
Provisions	$ 6,323,298	$ 5,792,821
Borrowings, interest rate basis	possible increase of 100 bps in variable interest rates
Malt Percentage In Direct Cost	7.00%	(6.00%)	5.00%
Subsidiaries [Member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	$ 238,824,995	$ 272,584,756
Associates [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	1,337,526	1,149,291
Joint ventures where entity is venturer [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	119,777,994	124,612,431
Foreign Subsidiaries [Member]
Statement [Line Items]
Profit (loss) from operating activities	$ 963,321	$ 20,517,569	$ 56,533,194
CHILE
Statement [Line Items]
Percentage of entitys revenue	7.00%	(7.00%)	(7.00%)
Argentine Peso And Parauayan Guarani [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Reserve of exchange differences on translation	$ 35,994,052	$ 39,834,648	$ 37,008,642
US Dollar [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Currency risk [member]
Statement [Line Items]
Credit exposure	$ 101,245,204	104,825,681
Other financial liabilities	29,034,945	38,185,534
Financial assets	$ 195,343,807	$ 210,988,726
Percentage Of Entity Total Costs	62.00%	(64.00%)	61.00%
Currency risk [member] | Country of domicile [member]
Statement [Line Items]
Financial assets	$ 1,451,523	$ 8,440,013
Accounts Receivable Percentage In Total Trade Accounts Receivable	70.00%	(63.00%)
Credit Insurance Coverage Rate	86.00%	(86.00%)
Description Of Trade Receivable Structure In Entity	As of December 31, 2020, the Company has approximately 1,405 customers (1,381 customers in 2019) with more than Ch$ 10 million in debt each, which altogether represent approximately 88% (85% in 2019) of total trade accounts receivable. There are 272 customers (265 customers in 2019) with balances in excess of Ch$ 50 million each, representing approximately 76% (73% in 2019) of the total accounts receivable. The 92% (92% in 2019) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Currency risk [member] | Foreign countries [member]
Statement [Line Items]
Credit exposure	$ 6,411,371	$ 15,899,371
Accounts Receivable Percentage In Total Trade Accounts Receivable	13.00%	14.00%
Description Of Trade Receivable Structure In Entity	As of December 31, 2020, there were 60 customers (68 customers in 2019) with more than ThCh$ 65,000 of debt each, which represent 88% (93% in 2019) of VSPT´s total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable	98.00%	99.00%
Credit Insurance Coverage Rate For Total Trade Accounts Receivable	89.00%	89.00%
Currency risk [member] | Chilean Pesos [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	6.00%	(14.00%)
Currency risk [member] | Unidades de Fomento [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	94.00%	(86.00%)
Exchange rate sensitivity analysis [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 96,332	$ 2,051,757	$ 5,653,319
Interest Rate Risk [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, net of tax	105,961	616,121	99,589
Profit (loss) before tax			$ 5,059
Interest Rate Risk [Member] | Floating interest rate [member]
Statement [Line Items]
Borrowings	$ 8,250,670	$ 8,694,473
Debt Classification Percentage	2.00%	(3.00%)
Interest Rate Risk [Member] | Fixed interest rate [member]
Statement [Line Items]
Debt Classification Percentage	98.00%	(97.00%)
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	(100.00%)
Inflation Risk [Member]
Statement [Line Items]
Percentage Change In Monetary Units	3.00%		3.00%
Inflation Risk Impact On Net Income Loss	$ 1,589,705	$ 4,781,394	$ 3,380,752
Income From Indexation Units	$ (429,198)	$ 8,255,001	$ (742,041)
Raw material price risk [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	33.00%	43.00%
Wine Supply Percentage From Third Party	80.00%	(73.00%)
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	20.00%	27.00%
Wine Supply Percentage From Third Party	65.00%	(54.00%)
Raw material price risk [Member] | International Business Operating Segment [Member]
Statement [Line Items]
Cost Of Cans Percentage In Direct Costs	36.00%	38.00%	38.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 13,698,385	$ 14,807,640	$ 13,545,233
Raw material price risk [Member] | Wine Operaing Segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 8,959,908	$ 8,310,433	8,734,204
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Statement [Line Items]
Wine Cost Percentage in Direct Costs	38.00%	(33.00%)
Raw material price risk [Member] | Chile operating segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 38,770,441	$ 33,084,911	$ 30,150,723
Commodity price risk [member] | Chile operating segment [Member]
Statement [Line Items]
Raw Material Percentage In Direct Costs	24.00%	31.00%	27.00%